Note 13 - Stockholders' Equity (deficit): Schedule of Debt Conversions (Details)	6 Months Ended
Jun. 30, 2016 USD ($) $ / shares shares
Principal
Amount Converted	$ 142,721.95
Interest
Amount Converted	$ 2,540
Common Stock
Shares Issued | shares	41,997,732
Blackbridge Capital LLC
Amount Converted	$ 45,500
Auctus Fund, LLC
Amount Converted	13,604
Tangiers Investment Group, LLC
Amount Converted	24,059
Adar Bays, LLC
Amount Converted	$ 4,415
4/29/2016 | Blackbridge Capital LLC
Price | $ / shares	$ 0.069
4/29/2016 | Blackbridge Capital LLC | Principal
Amount Converted	$ 25,000.00
4/29/2016 | Blackbridge Capital LLC | Interest
Amount Converted	$ 0
4/29/2016 | Blackbridge Capital LLC | Common Stock
Shares Issued | shares	333,333
5/19/2016 | Blackbridge Capital LLC
Price | $ / shares	$ 0.001
5/19/2016 | Blackbridge Capital LLC | Interest
Amount Converted	$ 0
5/19/2016 | Blackbridge Capital LLC | Common Stock
Shares Issued | shares	121,212
5/19/2016 | EMA Financial, LLC
Price | $ / shares	$ 0.075
5/19/2016 | EMA Financial, LLC | Principal
Amount Converted	$ 5,250.00
5/19/2016 | EMA Financial, LLC | Interest
Amount Converted	$ 0
5/19/2016 | EMA Financial, LLC | Common Stock
Shares Issued | shares	70,000
5/27/2016 | Blackbridge Capital LLC
Price | $ / shares	$ 0.001
5/27/2016 | Blackbridge Capital LLC | Interest
Amount Converted	$ 0
5/27/2016 | Blackbridge Capital LLC | Common Stock
Shares Issued | shares	2,045,455
5/27/2016 | EMA Financial, LLC
Price | $ / shares	$ 0.006
5/27/2016 | EMA Financial, LLC | Principal
Amount Converted	$ 5,500.00
5/27/2016 | EMA Financial, LLC | Interest
Amount Converted	$ 0
5/27/2016 | EMA Financial, LLC | Common Stock
Shares Issued | shares	1,000,000
6/3/2016 | Black Forest Capital LLC
Price | $ / shares	$ 0.010
6/3/2016 | Black Forest Capital LLC | Principal
Amount Converted	$ 10,000.00
6/3/2016 | Black Forest Capital LLC | Interest
Amount Converted	$ 0
6/3/2016 | Black Forest Capital LLC | Common Stock
Shares Issued | shares	1,000,000
6/6/2016 | Auctus Fund, LLC
Price | $ / shares	$ 0.011
6/6/2016 | Auctus Fund, LLC | Principal
Amount Converted	$ 9,592.30
6/6/2016 | Auctus Fund, LLC | Interest
Amount Converted	$ 2,442.26
6/6/2016 | Auctus Fund, LLC | Common Stock
Shares Issued | shares	1,094,051
6/8/2016 | Blackbridge Capital LLC
Price | $ / shares	$ 0.004
6/8/2016 | Blackbridge Capital LLC | Principal
Amount Converted	$ 10,000.00
6/8/2016 | Blackbridge Capital LLC | Interest
Amount Converted	$ 0
6/8/2016 | Blackbridge Capital LLC | Common Stock
Shares Issued | shares	2,000,000
6/8/2016 | EMA Financial, LLC
Price | $ / shares	$ 0.003
6/8/2016 | EMA Financial, LLC | Principal
Amount Converted	$ 3,744.63
6/8/2016 | EMA Financial, LLC | Interest
Amount Converted	$ 0
6/8/2016 | EMA Financial, LLC | Common Stock
Shares Issued | shares	1,272,600
6/9/2016 | EMA Financial, LLC
Price | $ / shares	$ 0.002
6/9/2016 | EMA Financial, LLC | Principal
Amount Converted	$ 2,861.69
6/9/2016 | EMA Financial, LLC | Interest
Amount Converted	$ 0
6/9/2016 | EMA Financial, LLC | Common Stock
Shares Issued | shares	1,486,592
6/9/2016 | Tangiers Investment Group, LLC
Price | $ / shares	$ 0.004
6/9/2016 | Tangiers Investment Group, LLC | Principal
Amount Converted	$ 10,400.00
6/9/2016 | Tangiers Investment Group, LLC | Interest
Amount Converted	$ 0
6/9/2016 | Tangiers Investment Group, LLC | Common Stock
Shares Issued | shares	2,701,299
6/10/2016 | Blackbridge Capital LLC
Price | $ / shares	$ 0.003
6/10/2016 | Blackbridge Capital LLC | Principal
Amount Converted	$ 10,000.00
6/10/2016 | Blackbridge Capital LLC | Interest
Amount Converted	$ 0
6/10/2016 | Blackbridge Capital LLC | Common Stock
Shares Issued | shares	2,857,143
6/10/2016 | Black Forest Capital LLC
Price | $ / shares	$ 0.003
6/10/2016 | Black Forest Capital LLC | Principal
Amount Converted	$ 5,000.00
6/10/2016 | Black Forest Capital LLC | Interest
Amount Converted	$ 0
6/10/2016 | Black Forest Capital LLC | Common Stock
Shares Issued | shares	1,428,572
6/10/2016 | Auctus Fund, LLC
Price | $ / shares	$ 0.004
6/10/2016 | Auctus Fund, LLC | Principal
Amount Converted	$ 4,011.67
6/10/2016 | Auctus Fund, LLC | Interest
Amount Converted	$ 97.79
6/10/2016 | Auctus Fund, LLC | Common Stock
Shares Issued | shares	1,067,391
6/13/2016 | EMA Financial, LLC
Price | $ / shares	$ 0.001
6/13/2016 | EMA Financial, LLC | Principal
Amount Converted	$ 2,207.27
6/13/2016 | EMA Financial, LLC | Interest
Amount Converted	$ 0
6/13/2016 | EMA Financial, LLC | Common Stock
Shares Issued | shares	2,006,610
6/14/2016 | Blackbridge Capital LLC
Price | $ / shares	$ 0.001
6/14/2016 | Blackbridge Capital LLC | Interest
Amount Converted	$ 0
6/14/2016 | Blackbridge Capital LLC | Common Stock
Shares Issued | shares	1,636,364
6/14/2016 | Tangiers Investment Group, LLC
Price | $ / shares	$ 0.003
6/14/2016 | Tangiers Investment Group, LLC | Principal
Amount Converted	$ 11,150.00
6/14/2016 | Tangiers Investment Group, LLC | Interest
Amount Converted	$ 0
6/14/2016 | Tangiers Investment Group, LLC | Common Stock
Shares Issued | shares	3,685,950
6/15/2016 | Black Forest Capital LLC
Price | $ / shares	$ 0.003
6/15/2016 | Black Forest Capital LLC | Principal
Amount Converted	$ 5,000.00
6/15/2016 | Black Forest Capital LLC | Interest
Amount Converted	$ 0
6/15/2016 | Black Forest Capital LLC | Common Stock
Shares Issued | shares	1,818,182
6/16/2016 | Tangiers Investment Group, LLC
Price | $ / shares	$ 0.002
6/16/2016 | Tangiers Investment Group, LLC | Principal
Amount Converted	$ 2,509.00
6/16/2016 | Tangiers Investment Group, LLC | Interest
Amount Converted	$ 0
6/16/2016 | Tangiers Investment Group, LLC | Common Stock
Shares Issued | shares	1,112,639
6/17/2016 | Blackbridge Capital LLC
Price | $ / shares	$ 0.001
6/17/2016 | Blackbridge Capital LLC | Interest
Amount Converted	$ 0
6/17/2016 | Blackbridge Capital LLC | Common Stock
Shares Issued | shares	2,020,906
6/17/2016 | Black Forest Capital LLC
Price | $ / shares	$ 0.002
6/17/2016 | Black Forest Capital LLC | Principal
Amount Converted	$ 5,022.50
6/17/2016 | Black Forest Capital LLC | Interest
Amount Converted	$ 0
6/17/2016 | Black Forest Capital LLC | Common Stock
Shares Issued | shares	2,450,000
6/20/2016 | Blackbridge Capital LLC
Price | $ / shares	$ 0.001
6/20/2016 | Blackbridge Capital LLC | Interest
Amount Converted	$ 0
6/20/2016 | Blackbridge Capital LLC | Common Stock
Shares Issued | shares	1,241,685
6/20/2016 | Adar Bays, LLC
Price | $ / shares	$ 0.002
6/20/2016 | Adar Bays, LLC | Principal
Amount Converted	$ 4,415.39
6/20/2016 | Adar Bays, LLC | Interest
Amount Converted	$ 0
6/20/2016 | Adar Bays, LLC | Common Stock
Shares Issued | shares	2,153,846
6/21/2016 | Black Forest Capital LLC
Price | $ / shares	$ 0.002
6/21/2016 | Black Forest Capital LLC | Principal
Amount Converted	$ 5,022.50
6/21/2016 | Black Forest Capital LLC | Interest
Amount Converted	$ 0
6/21/2016 | Black Forest Capital LLC | Common Stock
Shares Issued | shares	2,450,000
6/22/2016 | Black Forest Capital LLC
Price | $ / shares	$ 0.002
6/22/2016 | Black Forest Capital LLC | Principal
Amount Converted	$ 5,535.00
6/22/2016 | Black Forest Capital LLC | Interest
Amount Converted	$ 0
6/22/2016 | Black Forest Capital LLC | Common Stock
Shares Issued | shares	2,700,000
6/27/2016 | Blackbridge Capital LLC
Price | $ / shares	$ 0.002
6/27/2016 | Blackbridge Capital LLC | Principal
Amount Converted	$ 500.00
6/27/2016 | Blackbridge Capital LLC | Interest
Amount Converted	$ 0
6/27/2016 | Blackbridge Capital LLC | Common Stock
Shares Issued | shares	243,902